Investment Objectives and Goals - Alpha Architect US Equity Growth ETF	Nov. 16, 2025
Prospectus [Line Items]
Risk/Return [Heading]	ALPHA ARCHITECT US EQUITY GROWTH ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Alpha Architect US Equity Growth ETF (the “Fund”) seeks to achieve long-term capital appreciation.